Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 15,219	$ 32,040	$ 120,126
Accounts receivable	13,683	13,531	1,434
Prepaid expenses and advance payment to suppliers	238,239	199,213	96,717
Other receivables, net	95,970	96,253	134,112
Inventory	55,804	95,953	138,211
Related party receivable	20,140	64,496	80,270
Total current assets	439,055	501,486	570,870
Non-current assets
Plant and equipment, net	964	1,236	367,484
Right-of-use assets	277,516		264,164
Goodwill			49,564
Total non-current assets	278,480	1,236	681,212
Total Assets	717,535	502,722	1,252,082
Current liabilities
Accounts payable	86,963	85,280	57,303
Other payable and accruals	577,224	520,940	295,618
Deferred revenue	335,420	379,079	456,112
Related party payable	553,814	374,553	195,214
Deferred subsidy income	154,683	181,639	107,488
Operating lease liabilities	248,942	177,641	102,160
Total current liabilities	1,957,046	1,719,132	1,213,895
Non-current liabilities
Deferred subsidy income			170,190
Operating lease liabilities	181,375		166,444
Total non-current liabilities	181,375		336,634
Total Liabilities	2,138,421	1,719,132	1,550,529
Stockholders' (Deficit) Equity
Common stock	4,111	4,111	3,625
Additional paid-in capital	297,405	297,405	200,353
Accumulated deficit	(1,533,952)	(1,346,967)	(482,847)
Foreign currency translation reserve	(61,154)	(46,173)	(1,711)
Non-controlling interest	(127,296)	(124,786)	(17,867)
Total (Deficit) Equity	(1,420,886)	(1,216,410)	(298,447)
Total Liabilities and (Deficit) Equity	$ 717,535	$ 502,722	$ 1,252,082